ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

May 15, 2023	Rita Rubin T +1 312 845 1241 Rita.Rubin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Calamos ETF Trust (the “Trust”) (File Nos. 333-191151 and 811-22887)

Ladies and Gentlemen:

On behalf of the Trust, we are today filing by electronic submission via EDGAR under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 11, and under the Investment Company Act of 1940, as amended, Amendment No. 13, to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed for the purpose of adding a new series, Calamos Convertible High Delta ETF (the “Fund”), to the Trust and relates only to the Fund. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (312) 845-1241.

Very truly yours,

/s/ Rita Rubin

Rita Rubin

cc:	John P. Calamos, Sr.
J. Christopher Jackson, Esq.
Susan Schoenberger, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Samuel Herling Moore, Esq., Ropes & Gray LLP